Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Notes	¥17,207	¥16,739
Accounts	569,138	528,032

	586,345	544,771
Less allowance for doubtful receivables	(12,970)	(11,563)

	¥573,375	¥533,208